Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Inventory Abstract
Schedule of inventory

	2023	2022
	€’000	€’000
Raw materials	3,609	5,785
Work in progress	15,408	16,551
	19,017	22,336